Subsequent events (Details) - Subsequent Events [Member] $ / shares in Units, $ in Millions		1 Months Ended
	May 07, 2019 $ / shares	Apr. 30, 2019 USD ($) MW Corporation
Dividends approved [Abstract]
Dividend approved (in dollars per share) | $ / shares	$ 0.39
Dividend approved expected date to be paid	Jun. 14, 2019
Monterrey [Member]
Business acquisition [Abstract]
Ownership percentage acquired		30.00%
Power capacity		142
Installed capacity		130
Battery capacity		12
Period of PPA		20 years
Number of international corporations | Corporation		2
Total estimated equity investment | $		$ 42
Ownership percentage to be acquired under ROFO agreement		70.00%
2019 Note Issuance Facility [Member]
Unsecured Note Facility [Abstract]
Senior unsecured note facility | $		$ 300
Maturity date		April 30, 2025
Upfront fee percentage		2.00%
Interest rate swap interest rate basis		4.50%
Interest capitalization period		2 years
2019 Note Issuance Facility [Member] | Bottom of range [member]
Unsecured Note Facility [Abstract]
Interest rate swap period		3 years
2019 Note Issuance Facility [Member] | EURIBOR [Member]
Unsecured Note Facility [Abstract]
Variable interest period		3 months
Variable interest rate		4.65%